PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,123,514	$ 1,109,504	$ 1,031,765
Less: Accumulated depreciation	728,732	683,854	536,703
Property and equipment, net	394,782	425,650	495,062
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57,667	55,817	51,323
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	801,295	789,135	722,555
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,693	32,693	26,028
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 231,859	$ 231,859	$ 231,859